Investment company accounting (Tables)	12 Months Ended
Mar. 31, 2014
Investment company accounting
Summary of aggregate fair value and cost of investments

	Millions of yen
	March 31
	2013	2014
Closing cost(1)	¥24,393	¥28,394
Gross unrealized appreciation	11,711	9,216
Gross unrealized depreciation	(7,277)	(5,047)

Closing fair value	¥28,827	¥32,563

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

Summary of performance of investments

	Millions of yen
	March 31
	2012	2013	2014
Opening fair value	¥208,754	¥132,320	¥28,827
Purchase / (sales) of investees during the period(1)	(109,724)	(127,396)	56
Realized gains during the period(2)	35,931	19,181	925
Change in unrealized gains / (losses) during the period(3)	(2,641)	4,722	2,755

Closing fair value	¥132,320	¥28,827	¥32,563

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
(2)	Realized gains and losses are calculated as the difference between sales proceeds and the carrying values.
(3)	Includes the effect of foreign exchange movements.